FAIR VALUE (Details 3) (Nonrecurring, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair value
Total Losses	$ 1,640,000	$ 4,337,000
Investments	0
Impaired loans
Fair value
Total Losses	1,151,000	3,200,000
Other real estate held for sale
Fair value
Total Losses	$ 489,000	$ 1,137,000